Portfolio of Investments
Columbia Global Technology Growth Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Canada 0.4%
Shopify, Inc., Class A(a)	26,496	9,939,180
France 0.3%
Capgemini SE	30,047	5,838,518
Germany 0.5%
SAP SE, ADR	101,510	10,134,758
Ireland 1.3%
Accenture PLC, Class A	102,978	30,734,814
Israel 0.1%
Global-e Online Ltd.(a)	148,288	2,857,510
Japan 0.5%
Keyence Corp.	30,000	11,927,297
Netherlands 4.0%
ASML Holding NV	89,147	51,374,525
NXP Semiconductors NV	144,196	27,362,633
STMicroelectronics NV, Registered Shares	356,518	14,289,241
Total		93,026,399
Norway 0.1%
SmartCraft ASA(a)	1,686,925	2,771,750
South Korea 1.2%
Samsung Electronics Co., Ltd.	510,257	27,746,731
Taiwan 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	515,847	49,160,219
United States 88.1%
Activision Blizzard, Inc.	280,467	21,842,770
Adobe, Inc.(a)	83,195	34,649,054
Advanced Micro Devices, Inc.(a)	328,449	33,455,815
Airbnb, Inc., Class A(a)	83,671	10,113,314
Akamai Technologies, Inc.(a)	55,673	5,625,200
Alphabet, Inc., Class A(a)	57,220	130,189,233
Alteryx, Inc., Class A(a)	72,676	4,044,419
Amazon.com, Inc.(a)	34,291	82,442,079
Amphenol Corp., Class A	139,064	9,854,075
Analog Devices, Inc.	162,946	27,440,106
ANSYS, Inc.(a)	45,897	11,949,743
Common Stocks (continued)
Issuer	Shares	Value ($)
Apple, Inc.	1,531,154	227,896,961
Applied Materials, Inc.	312,786	36,686,670
Arista Networks, Inc.(a)	109,899	11,240,470
Atlassian Corp. PLC, Class A(a)	31,160	5,525,291
Autodesk, Inc.(a)	34,598	7,187,735
Automatic Data Processing, Inc.	95,667	21,328,001
Bill.com Holdings, Inc.(a)	30,017	3,549,210
Block, Inc., Class A(a)	142,103	12,435,434
Booking Holdings, Inc.(a)	4,881	10,950,816
Broadcom, Inc.	124,321	72,122,342
Cadence Design Systems, Inc.(a)	93,849	14,427,407
CDW Corp.	57,232	9,721,428
Cisco Systems, Inc.	470,517	21,196,791
Cognizant Technology Solutions Corp., Class A	67,379	5,033,211
Comcast Corp., Class A	112,081	4,962,947
Corning, Inc.	133,135	4,768,896
Crowdstrike Holdings, Inc., Class A(a)	109,713	17,552,983
DoorDash, Inc., Class A(a)	29,387	2,260,154
Doximity, Inc., Class A(a)	53,743	1,880,468
Electronic Arts, Inc.	56,999	7,902,911
EngageSmart, Inc.(a)	244,270	5,129,670
EPAM Systems, Inc.(a)	3,513	1,189,221
Fidelity National Information Services, Inc.	165,151	17,258,279
Fiserv, Inc.(a)	99,921	10,010,086
Flywire Corp.(a)	90,344	1,744,543
Fortinet, Inc.(a)	72,072	21,199,258
Global Payments, Inc.	77,058	10,097,680
HP, Inc.	214,441	8,328,888
Intel Corp.	418,539	18,591,502
Intuit, Inc.	72,983	30,248,534
Keysight Technologies, Inc.(a)	66,672	9,707,443
KLA Corp.	36,150	13,189,327
Lam Research Corp.	137,782	71,650,773
Livent Corp.(a)	227,249	7,224,246
Marvell Technology, Inc.	693,393	41,014,196
MasterCard, Inc., Class A	172,519	61,739,375
Match Group, Inc.(a)	81,153	6,393,233
Columbia Global Technology Growth Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Meta Platforms, Inc., Class A(a)	92,771	17,964,176
Microchip Technology, Inc.	163,581	11,884,160
Micron Technology, Inc.	360,165	26,594,584
Microsoft Corp.	834,823	226,963,329
MongoDB, Inc.(a)	35,753	8,478,824
Motorola Solutions, Inc.	57,402	12,613,515
NetApp, Inc.	220,646	15,875,480
Netflix, Inc.(a)	31,079	6,136,238
NVIDIA Corp.	467,440	87,280,397
Oracle Corp.	215,467	15,496,387
Palo Alto Networks, Inc.(a)	31,745	15,960,751
Paycom Software, Inc.(a)	24,100	6,852,594
PayPal Holdings, Inc.(a)	198,293	16,896,547
QUALCOMM, Inc.	161,364	23,110,552
RingCentral, Inc., Class A(a)	37,722	2,381,767
Salesforce, Inc.(a)	143,017	22,917,044
SBA Communications Corp.	27,392	9,220,421
SentinelOne, Inc., Class A(a)	124,504	2,961,950
ServiceNow, Inc.(a)	41,709	19,497,706
Sharecare, Inc.(a)	703,048	1,961,504
Shift4 Payments, Inc., Class A(a)	94,133	4,297,171
Snap, Inc., Class A(a)	148,874	2,100,612
Snowflake, Inc., Class A(a)	11,946	1,524,907
Splunk, Inc.(a)	38,449	3,943,329
Synopsys, Inc.(a)	173,119	55,259,585
Take-Two Interactive Software, Inc.(a)	35,252	4,389,932
TE Connectivity Ltd.	108,027	13,977,614
Tesla Motors, Inc.(a)	29,699	22,519,564
Common Stocks (continued)
Issuer	Shares	Value ($)
Texas Instruments, Inc.	120,588	21,315,135
Thoughtworks Holding, Inc.(a)	219,251	3,795,235
T-Mobile USA, Inc.(a)	81,508	10,864,201
Toast, Inc., Class A(a)	123,071	1,998,673
Trade Desk, Inc. (The), Class A(a)	105,422	5,487,215
Twilio, Inc., Class A(a)	44,612	4,691,844
Uber Technologies, Inc.(a)	245,758	5,701,586
Universal Display Corp.	25,468	3,216,863
VeriSign, Inc.(a)	76,869	13,417,484
Visa, Inc., Class A	322,002	68,319,164
Visteon Corp.(a)	82,248	9,229,048
Walt Disney Co. (The)(a)	84,094	9,287,341
Warner Bros Discovery, Inc.(a)	147,829	2,727,445
Western Digital Corp.(a)	218,658	13,270,354
Workday, Inc., Class A(a)	27,038	4,226,039
Total		2,041,560,455
Total Common Stocks (Cost $997,257,865)		2,285,697,631

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(b),(c)	27,916,547	27,905,380
Total Money Market Funds (Cost $27,904,320)		27,905,380
Total Investments in Securities (Cost $1,025,162,185)		2,313,603,011
Other Assets & Liabilities, Net		3,685,945
Net Assets		$2,317,288,956

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	36,353,432	203,609,762	(212,050,681)	(7,133)	27,905,380	(2,246)	51,576	27,916,547
2	Columbia Global Technology Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Global Technology Growth Fund, May 31, 2022 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Technology Growth Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT234_08_M01_(07/22)